ADVISORSHARES Q DYNAMIC GROWTH ETF
Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 98.1%

Equity Fund – 98.1%
Communication Services Select Sector SPDR Fund	25,327	$2,289,561
Consumer Discretionary Select Sector SPDR Fund(a)	25,764	5,162,333
Consumer Staples Select Sector SPDR Fund	62,900	5,220,700
Health Care Select Sector SPDR Fund	9,978	1,536,811
iShares U.S. Technology ETF(a)	33,258	5,042,578
Technology Select Sector SPDR Fund	23,971	5,411,693
Total Exchange Traded Funds (Cost $21,281,845)		24,663,676

MONEY MARKET FUNDS – 14.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.88%(b)(c)	3,317,270	3,317,270
Fidelity Investments Money Market Government Portfolio – Class I, 4.83%(b)	390,503	390,503
Total Money Market Funds (Cost $3,707,773)		3,707,773

Total Investments – 112.9% (Cost $24,989,618)		28,371,449
Liabilities in Excess of Other Assets – (12.9%)		(3,233,303)
Net Assets – 100.0%		$25,138,146

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,249,005; the aggregate market value of the collateral held by the fund is $3,317,270.
(b)	Rate shown reflects the 7-day yield as of September 30, 2024.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES Q DYNAMIC GROWTH ETF
Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,663,676	$–	$–	$24,663,676
Money Market Funds	3,707,773	–	–	3,707,773
Total	$28,371,449	$–	$–	$28,371,449

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Equity Fund	98.1%
Money Market Funds	14.8
Total Investments	112.9
Liabilities in Excess of Other Assets	(12.9)
Net Assets	100.0%